Organization and Principal Activities - Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai (Details)	12 Months Ended
Dec. 31, 2025
Zhongchao Group Inc. ("Zhongchao BVI") [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A BVI company
Ownership	100% owned by Zhongchao Cayman
Zhongchao Group Inc. (“Zhongchao BVI”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on April 23, 2019
Zhongchao Group Inc. (“Zhongchao BVI”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A holding company
Zhongchao USA LLC (“Zhongchao USA”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A United States company
Ownership	100% owned by Zhongchao Cayman
Zhongchao USA LLC (“Zhongchao USA”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on May 13, 2020
Zhongchao USA LLC (“Zhongchao USA”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A Japan company
Ownership	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
Zhongchao Japan (“Zhongchao Japan”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on October 1, 2020
Zhongchao Japan (“Zhongchao Japan”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited ("Zhongchao HK") [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Zhongchao BVI
Zhongchao Group Limited (“Zhongchao HK”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on May 14, 2019
Zhongchao Group Limited (“Zhongchao HK”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A holding company
Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE") [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC company and deemed a wholly foreign owned enterprise
Ownership	100% owned by Zhongchao HK
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on May 29, 2019
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A holding company
Zhongchao Shanghai [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	VIE of Beijing Zhongchao Zhongxing Technology Limited
Zhongchao Shanghai One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on August 17, 2012; Beijing Branch of Zhongchao Shanghai was discontinued on October 27, 2023.
Zhongchao Shanghai Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu") [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on March 12, 2015 and dissolved on March 27, 2024
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing") [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Maidemu; subsequently 100% owned by Zhongchao Shanghai in August 2023.
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on September 28, 2016
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on May 27, 2017; Beijing branch was discontinued on May 29, 2023.
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	93.33% owned by Shanghai Zhongxun* [1]
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on October 10, 2018
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on April 27, 2020
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Beijing Boya
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on July 16, 2021 and dissolved on July 24, 2023.
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Beijing Boya
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on July 6, 2020 and dissolved on January 7, 2025
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on January 13, 2021 and dissolved on December 13, 2024. Beijing Branch of Shanghai Xinyuan was discontinued on May 20, 2024.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on July 21, 2021 and dissolved on November 13, 2025
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxun
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on January 18, 2022 and dissolved on June 30, 2025
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in trading of patented drugs
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxuanboya
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on November 8, 2021 and changed its name on March 26, 2025
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Acquired by the Company on August 31, 2022
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) Three [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Provision of online platform for communication between hospitals and patients
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	60% owned by Shanghai Zhongxun
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on July 1, 2003
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Acquired by the Company on August 31, 2022
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) Three [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Provision of online platform for communication between hospitals and patients
Shanghai Maidemu Health Management Co., Ltd. (“Maidemu Health”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Maidemu Health Management Co., Ltd. (“Maidemu Health”) One {Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on August 9, 2023 and dissolved on October 16, 2025
Shanghai Maidemu Health Management Co., Ltd. (“Maidemu Health”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in health consultation services
Shanghai Zhongxuanboya Medical Technology Co., Ltd. (“Shanghai Zhongxuanboya”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxun
Shanghai Zhongxuanboya Medical Technology Co., Ltd. (“Shanghai Zhongxuanboya”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on February 7, 2025
Shanghai Zhongxuanboya Medical Technology Co., Ltd. (“Shanghai Zhongxuanboya”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development transfer, service and consulting in the fields of computer technology, planning cultural and artistic exchanges.
Beijing Zhongxinboya Medical Technology Co., Ltd. (“Beijing Zhongxinboya”) [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxuanboya
Beijing Zhongxinboya Medical Technology Co., Ltd. (“Beijing Zhongxinboya”) One [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Incorporated on May 27, 2025 and dissolved on August 19, 2025
Beijing Zhongxinboya Medical Technology Co., Ltd. (“Beijing Zhongxinboya”) Two [Member]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai [Line Items]
Background	Engaged in technology development transfer, service and consulting in the fields of computer technology, planning cultural and artistic exchanges.

[1]

51% of the equity interest owned by Shanghai Zhongxun before November 2020. Through certain entrustment agreements signed in November 2020, Mr. Weiguang Yang, Beijing Zhongchao Yixin Management Consulting Partnership, LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting Partnership, LLP (“Zhongren Yixin”), hold 19%, 20% and 10% of the equity interest of Shanghai Zhongxin on behalf of Shanghai Zhongxun, respectively. As a result, Shanghai Zhongxun owned 100% of Shanghai Zhongxin’s equity interest as of December 31, 2021.

In the year of 2022, Mr. Weiguang Yang transferred 6.67% to four shareholders of West Angel, as a part of consideration to acquire 60% equity interest in West Angel. Shanghai Zhongxun owns 93.33% of Shanghai Zhongxin’s equity interest as of December 31, 2022.